Business combinations and acquisition of non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Business combinations and acquisition of non-controlling interests
Summary of Fair Value of Identifiable Assets and liabilities as of Date of Each Acquisition

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2019			2017
				NS	International
	EEM	Nave	Positivo	Educação	School
Assets
Cash and cash and equivalents	219	1,565	37,635	1	689
Trade receivables	126	896	72,780	—	10,576
Inventories	—	897	13,664	—	1,837
Recoverable taxes	12	7	99	—	173
Deferred taxes	—	—	7,518	—	—
Other assets	14	284	1,526	—	470
Property and equipment	80	292	4,760	—	323
Right-of-use assets	—	—	5,241	—	—
Intangible assets	5,866	19,009	773,134	9,707	29,736
	6,317	22,950	916,357	9,708	43,804

Liabilities
Trade payables	(48)	(271)	(12,463)	—	(2,327)
Labor and social obligations	(240)	(1,444)	(29,607)	—	(696)
Taxes and contributions payable	(109)	(50)	(2,937)	—	(119)
Income taxes payable	—	(2)	(22,643)	—	(410)
Leases	—	—	(5,374)	—	—
Loans and financing	(548)	—	—	—	—
Other liabilities	(156)	(546)	—	—	(340)
	(1,101)	(2,313)	(73,024)	—	(3,892)
Total identifiable net assets at fair value	5,216	20,637	843,333	9,708	39,912

Goodwill arising on acquisition	13,069	37,557	830,028	28,826	27,598
Purchase consideration transferred	18,285	58,194	1,673,361	38,534	67,510
Cash paid	16,355	21,098	800,851	29,037	—
Capital contribution	—	—	—	—	5,300
Forward contract of controlling interest at acquisition	—	29,728	—	—	30,144
Retained payments	1,930	—	872,510	—	—
Deferred payments	—	—	—	9,497	—
Fair value of previously held interest in a step acquisition	—	7,368	—	—	32,066
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(649)	(467)	(27,389)	(498)	(85)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(16,136)	(19,533)	(763,216)	(29,036)	689

EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Nave a Vela Ltda. ("Nave")
Business combinations and acquisition of non-controlling interests
Summary of Consideration Transferred

The breakdown purchase consideration is as follows:

At acquisition
date
Cash paid	21,098
Fair value of previously held investment	7,368
Fair value of forward contract	29,728
Consideration transferred	58,194

Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.

Sistema Positivo de Ensino ("Positivo")
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.
Educational platform	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

NS Educacao Ltda. ("NS Educacao")
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Business combinations and acquisition of non-controlling interests
Summary of Consideration Transferred

The purchase consideration transferred totaled R$ 67,510, which breakdown is as follows:

At acquisition
date
Capitalization of advances for future capital increases	5,300
Fair value of previously held investment	32,066
Fair value of forward contract	30,144
Consideration transferred	67,510

Summary of Calculation of Goodwill

The table below demonstrates the calculation of goodwill:

At acquisition
date
Cash consideration and fair value of the forward contract	35,444
Fair value of previously held investment	32,066
Fair value of identified assets acquired and liabilities assumed	(39,912)
Goodwill	27,598

Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.